Liability in Respect of Government Grants (Details) - Schedule of liability in respect of government grants - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of liability in respect of government grants [Abstract]
Balance as of January 1	$ 1,988	$ 1,076
Increase through business combination		912
Amounts received during the year		217
Payment of royalties	(219)	(196)
Amounts recognized as an offset from research and development expenses		(118)
Revaluation of the liability	217	97
Balance as of December 31	1,986	1,988
Current maturities in respect of government grants	494	428
Long term liability in respect of government grants	$ 1,492	$ 1,560